TOPS® Aggressive Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2019 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	EQUITY FUNDS - 98.0%
16,101	FlexShares Global Upstream Natural Resources	$527,308
6,507	Invesco MSCI Global Timber ETF	178,552
13,111	iShares Core S&P Mid-Cap ETF	2,483,223
27,549	iShares Core S&P Small-Cap ETF	2,125,405
18,941	SPDR Portfolio S&P 500 Growth ETF	704,795
23,356	SPDR Portfolio S&P 500 Value ETF	707,220
77,256	Vanguard FTSE Developed Markets ETF	3,157,453
51,247	Vanguard FTSE Emerging Markets ETF	2,177,997
5,922	Vanguard Global ex-U.S. Real Estate ETF	352,774
4,031	Vanguard Real Estate ETF	350,334
16,990	Vanguard S&P 500 ETF	4,409,585
2,618	WisdomTree Emerging Markets SmallCap Dividend	123,334
	TOTAL EXCHANGE TRADED FUNDS (Cost - $16,607,620)	17,297,980

	SHORT-TERM INVESTMENTS - 2.0%
	MONEY MARKET FUND - 2.0%
361,786	STIT - Government & Agency Portfolio, Institutional Class - 2.34% (a)
	TOTAL SHORT-TERM INVESTMENTS (Cost - $361,786)	361,786

	TOTAL INVESTMENTS - 100.0% (Cost - $16,969,406)	$17,659,766
	OTHER ASSETS AND LIABILITIES - NET - 0.0%	2,356
	TOTAL NET ASSETS - 100.0%	$17,662,122

ETF - Exchange Traded Fund
(a) Variable rate security, the money market rate shown represents the rate at March 31, 2019.

TOPS® Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2019 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 47.8%
13,268	iShares iBoxx $ Investment Grade Corporate Bond ETF	$1,579,688
9,164	iShares iBoxx High Yield Corporate Bond ETF +	792,411
25,711	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	789,328
32,247	SPDR Portfolio Short Term Corporate Bond ETF	985,146
17,671	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	589,505
9,171	Vanguard Intermediate-Term Treasury ETF	591,346
7,530	Vanguard Mortgage-Backed Securities ETF	394,271
48,667	Vanguard Short-Term Inflation-Protected Securities ETF	2,369,109
19,567	Vanguard Short-Term Treasury ETF	1,182,238
3,537	Vanguard Total International Bond ETF	197,258
		9,470,300
	EQUITY FUNDS - 50.2%
6,031	FlexShares Global Upstream Natural Resources Index Fund	197,515
7,312	Invesco MSCI Global Timber ETF	200,641
4,209	iShares Core S&P Mid-Cap ETF	797,185
10,319	iShares Core S&P Small-Cap ETF	796,111
10,641	SPDR Portfolio S&P 500 Growth ETF	395,952
45,931	SPDR Portfolio S&P 500 Value ETF	1,390,791
2,196	Vanguard Energy ETF	196,278
38,758	Vanguard FTSE Developed Markets ETF	1,584,039
28,296	Vanguard FTSE Emerging Markets ETF	1,202,580
9,980	Vanguard Global ex-U.S. Real Estate ETF	594,509
1,627	Vanguard Materials ETF	200,267
6,794	Vanguard Real Estate ETF	590,467
6,887	Vanguard S&P 500 ETF	1,787,452
		9,933,787
	TOTAL EXCHANGE TRADED FUNDS (Cost - $19,089,974)	19,404,087

	SHORT-TERM INVESTMENTS - 2.2%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 0.0%
13,375	STIT - Government & Agency Portfolio, Institutional Class - 2.34% (a)(b)	13,375

	MONEY MARKET FUND - 2.2%
431,998	STIT - Government & Agency Portfolio, Institutional Class - 2.34% (b)	431,998

	TOTAL SHORT TERM INVESTEMENTS (Cost - $445,373)	445,373

	TOTAL INVESTMENTS - 100.2% (Cost - $19,535,347)	$19,849,460
	OTHER ASSETS AND LIABILITIES - NET - (0.2)%	(45,317)
	TOTAL NET ASSETS - 100.0%	$19,804,143
ETF - Exchange Traded Fund
+ Security, or a portion of the security, is out on loan at March 31, 2019. Total loaned securities had a value of $13,110 at March 31, 2019.
(a) Security purchased with cash received as collateral for securities on loan at March 31, 2019. Non-cash collateral amounted to $13,375.
(b) Variable rate security, the money market rate shown represents the rate at March 31, 2019.

TOPS® Conservative ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2019 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 67.9%
1,338	iShares iBoxx High Yield Corporate Bond ETF	$115,697
6,780	iShares iBoxx $ Investment Grade Corporate Bond ETF	807,227
3,469	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	347,559
4,536	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	460,676
22,533	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	691,763
33,912	SPDR Portfolio Short Term Corporate Bond ETF	1,036,012
6,799	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	226,815
8,927	Vanguard Intermediate-Term Treasury ETF	575,613
4,401	Vanguard Mortgage-Backed Securities ETF	230,436
37,829	Vanguard Short-Term Inflation-Protected Securities ETF	1,841,516
17,141	Vanguard Short-Term Treasury ETF	1,035,659
8,268	Vanguard Total International Bond ETF	461,106
		7,830,079
	EQUITY FUNDS - 30.1%
7,047	FlexShares Global Upstream Natural Resources Index Fund	230,789
2,459	iShares Core S&P Mid-Cap ETF	465,735
3,015	iShares Core S&P Small-Cap ETF	232,607
6,218	SPDR Portfolio S&P 500 Growth ETF	231,372
15,333	SPDR Portfolio S&P 500 Value ETF	464,283
14,046	Vanguard FTSE Developed Markets ETF	574,060
2,735	Vanguard FTSE Emerging Markets ETF	116,237
3,888	Vanguard Global ex-U.S. Real Estate ETF	231,608
2,647	Vanguard Real Estate ETF	230,051
2,677	Vanguard S&P 500 ETF	694,789
		3,471,531
	TOTAL EXCHANGE TRADED FUNDS (Cost - $11,146,080)	11,301,610

	SHORT-TERM INVESTMENTS - 2.0%
	MONEY MARKET FUND - 2.0%
229,168	STIT - Government & Agency Portfolio, Institutional Class - 2.34% (a)
	TOTAL SHORT-TERM INVESTMENTS (Cost - $229,168)	229,168

	TOTAL INVESTMENTS - 100.0% (Cost - $11,375,248)	$11,530,778
	OTHER ASSETS AND LIABILITIES - NET - 0.0%	3,644
	TOTAL NET ASSETS - 100.0%	$11,534,422

ETF - Exchange Traded Fund
(a) Variable rate security, the money market rate shown represents the rate at March 31, 2019.

TOPS® Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2019 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 12.9%
4,766	iShares iBoxx $ Investment Grade Corporate Bond ETF	$567,440
9,875	iShares iBoxx High Yield Corporate Bond ETF +	853,891
16,944	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	565,252
5,410	Vanguard Mortgage-Backed Securities ETF	283,268
17,447	Vanguard Short-Term Inflation-Protected Securities ETF	849,320
9,368	Vanguard Short-Term Treasury ETF	566,014
		3,685,185
	EQUITY FUNDS - 85.1%
34,821	FlexShares Global Upstream Natural Resources Index Fund	1,140,388
10,506	Invesco MSCI Global Timber ETF	288,285
16,646	iShares Core S&P Mid-Cap ETF	3,152,752
29,663	iShares Core S&P Small-Cap ETF	2,288,500
30,763	SPDR Portfolio S&P 500 Growth ETF	1,144,691
37,833	SPDR Portfolio S&P 500 Value ETF	1,145,583
3,176	Vanguard Energy ETF	283,871
117,636	Vanguard FTSE Developed Markets ETF	4,807,783
57,809	Vanguard FTSE Emerging Markets ETF	2,456,883
14,340	Vanguard Global ex-U.S. Real Estate ETF	854,234
2,339	Vanguard Materials ETF	287,908
6,526	Vanguard Real Estate ETF	567,175
22,050	Vanguard S&P 500 ETF	5,722,857
3,039	WisdomTree Emerging Markets SmallCap Dividend Fund	143,167
		24,284,077
	TOTAL EXCHANGE TRADED FUNDS (Cost - $27,092,604)	27,969,262

	SHORT-TERM INVESTMENTS - 2.4%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 0.1%
46,370	STIT - Government & Agency Portfolio, Institutional Class - 2.34% (a) (b)	46,370

	MONEY MARKET FUND - 2.3%
657,266	STIT - Government & Agency Portfolio, Institutional Class - 2.34% (b)	657,266

	TOTAL SHORT-TERM INVESTMENTS (Cost - $703,636)	703,636

	TOTAL INVESTMENTS - 100.4% (Cost - $27,796,240)	$28,672,898
	OTHER ASSETS AND LIABILITIES - NET - (0.4)%	(123,334)
	TOTAL NET ASSETS - 100.0%	$28,549,564

ETF - Exchange Traded Fund
+ Security, or a portion of the security, is out on loan at March 31, 2019. Total loaned securities had a value of $45,454 at March 31, 2019.
(a) Security purchased with cash received as collateral for securities on loan at March 31, 2019. Non-cash collateral amounted to $46,370.
(b) Variable rate security, the money market rate shown represents the rate at March 31, 2019.

TOPS® Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2019 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 32.8%
12,477	iShares iBoxx $ Investment Grade Corporate Bond ETF	$1,485,512
17,242	iShares iBoxx High Yield Corporate Bond ETF +	1,490,916
87,512	SPDR Portfolio Short Term Corporate Bond ETF	2,673,492
17,708	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	590,739
4,600	Vanguard Intermediate-Term Treasury ETF	296,608
11,335	Vanguard Mortgage-Backed Securities ETF	593,500
36,613	Vanguard Short-Term Inflation-Protected Securities ETF	1,782,321
9,814	Vanguard Short-Term Treasury ETF	592,962
5,324	Vanguard Total International Bond ETF	296,919
		9,802,969
	EQUITY FUNDS - 65.2%
27,316	FlexShares Global Upstream Natural Resources Index Fund	894,599
11,005	Invesco MSCI Global Timber ETF	301,977
12,670	iShares Core S&P Mid-Cap ETF	2,399,698
23,297	iShares Core S&P Small-Cap ETF	1,797,364
16,016	SPDR Portfolio S&P 500 Growth ETF	595,955
29,623	SPDR Portfolio S&P 500 Value ETF	896,985
3,306	Vanguard Energy ETF	295,490
80,294	Vanguard FTSE Developed Markets ETF	3,281,616
49,521	Vanguard FTSE Emerging Markets ETF	2,104,643
15,021	Vanguard Global ex-U.S. Real Estate ETF	894,801
2,449	Vanguard Materials ETF	301,447
6,817	Vanguard Real Estate ETF	592,465
19,606	Vanguard S&P 500 ETF	5,088,541
		19,445,581
	TOTAL EXCHANGE TRADED FUNDS (Cost - $28,494,472)	29,248,550

	SHORT-TERM INVESTMENTS - 2.4%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 0.2%
50,946	STIT - Government & Agency Portfolio, Institutional Class - 2.34% (a) (b)	50,946

TOPS® Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2019 (Unaudited)
Shares		Value

	SHORT-TERM INVESTMENTS - 2.4% (Continued)
	MONEY MARKET FUND - 2.2%
664,469	STIT - Government & Agency Portfolio, Institutional Class - 2.34% (b)	$664,469

	TOTAL SHORT-TERM INVESTMENTS (Cost - $715,415)	715,415

	TOTAL INVESTMENTS - 104.0% (Cost - $29,209,887)	$29,963,965
	OTHER ASSETS AND LIABILITIES - NET - (0.4)%	(115,194)
	TOTAL NET ASSETS - 100.0%	$29,848,771

ETF - Exchange Traded Fund
+ Security, or a portion of the security, is out on loan at March 31, 2019. Total loaned securities had a value of $49,939 at March 31, 2019.
(a) Security purchased with cash received as collateral for securities on loan at March 31, 2019. Non-cash collateral amounted to $50,946.
(b) Variable rate security, the money market rate shown represents the rate at March 31, 2019.

TOPS® Managed Risk Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2019 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 88.2%
	DEBT FUNDS - 43.1%
318,222	iShares iBoxx $ Investment Grade Corporate Bond ETF	$37,887,511
220,245	iShares iBoxx High Yield Corporate Bond ETF	19,044,585
617,923	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	18,970,236
774,934	SPDR Portfolio Short Term Corporate Bond ETF	23,674,234
419,550	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	13,996,188
220,371	Vanguard Intermediate-Term Treasury ETF	14,209,522
180,990	Vanguard Mortgage-Backed Securities ETF	9,476,636
1,165,795	Vanguard Short-Term Inflation-Protected Securities ETF	56,750,901
469,754	Vanguard Short-Term Treasury ETF	28,382,537
85,022	Vanguard Total International Bond ETF	4,741,677
		227,134,027
	EQUITY FUNDS - 45.1%
144,932	FlexShares Global Upstream Natural Resources Index Fund	4,746,523
175,731	Invesco MSCI Global Timber ETF	4,822,059
100,746	iShares Core S&P Mid-Cap ETF	19,081,292
246,626	iShares Core S&P Small-Cap ETF	19,027,196
255,703	SPDR Portfolio S&P 500 Growth ETF	9,514,709
1,103,727	SPDR Portfolio S&P 500 Value ETF	33,420,854
924,419	Vanguard FTSE Developed Markets ETF	37,781,005
239,846	Vanguard Global ex-U.S. Real Estate ETF	14,287,626
675,107	Vanguard FTSE Emerging Markets ETF	28,692,047
52,794	Vanguard Energy ETF	4,718,728
39,108	Vanguard Materials ETF	4,813,804
165,175	Vanguard S&P 500 ETF	42,869,519
163,263	Vanguard Real Estate ETF	14,189,187
		237,964,549
	TOTAL EXCHANGE TRADED FUNDS (Cost - $450,499,664)	465,098,576

	SHORT-TERM INVESTMENTS - 11.7%
	MONEY MARKET FUNDS - 11.1%
28,750,000	BlackRock Liquidity Funds FedFund Portfolio, Institutional Class 2.36% (a)	28,750,000
29,789,510	STIT - Government & Agency Portfolio, Institutional Class - 2.34% (a)	29,789,510
		58,539,510

TOPS® Managed Risk Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2019 (Unaudited)

Principal		Interest Rate (c)	Maturity	Value
	SHORT-TERM INVESTMENTS - 11.7% (Continued)
	U.S. TREASURY BILL - 0.6%
$3,000,000	United States Treasury Bill (b)	0.00%	6/20/2019	$2,984,273

	TOTAL SHORT-TERM INVESTMENTS (Cost - $61,523,510)			61,523,783

	TOTAL INVESTMENTS - 99.9% (Cost - $512,023,174)			$526,622,359
	OTHER ASSETS AND LIABILITIES - NET - 0.1%			564,025
	TOTAL NET ASSETS - 100.0%			$527,186,384

ETF - Exchange Traded Fund
(a) Variable rate security, the money market rate shown represents the rate at March 31, 2019.
(b) All or a portion of this security may be held as collateral for futures contracts.
(c) Interest rate shown is the discounted rate at time of purchase for U.S. Treasury Bills.

FUTURES CONTRACTS
				Unrealized
Long Contracts	Description and Termination	Counterparty	Notional Value	Appreciation
266	5 Year US Treasury Note June 2019	Bank of America Merrill Lynch	$30,810,281	$288,859
53	MSCI EAFE Index Mini June 2019	Bank of America Merrill Lynch	4,945,960	96,655
82	MSCI Emerging Market June 2019	Bank of America Merrill Lynch	4,335,340	90,610
33	Russell 2000 Index E-Mini June 2019	Bank of America Merrill Lynch	2,547,270	23,460
79	S&P 500 Index E-Mini June 2019	Bank of America Merrill Lynch	11,209,310	333,110
18	S&P Midcap 400 Index E-Mini June 2019	Bank of America Merrill Lynch	3,421,800	60,570
	NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS			$893,264

TOPS® Managed Risk Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2019 (Unaudited)
Shares				Value

	EXCHANGE TRADED FUNDS - 88.2%
	DEBT FUNDS - 11.6%
130,225	iShares iBoxx $ Investment Grade Corporate Bond ETF			$15,504,589
269,845	iShares iBoxx High Yield Corporate Bond ETF +			23,333,497
456,876	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF			15,241,383
147,836	Vanguard Mortgage-Backed Securities ETF			7,740,693
476,733	Vanguard Short-Term Inflation-Protected Securities ETF			23,207,362
255,995	Vanguard Short-Term Treasury ETF			15,467,218
				100,494,742
	EQUITY FUNDS - 76.6%
947,010	FlexShares Global Upstream Natural Resources Index Fund			31,014,577
287,080	Invesco MSCI Global Timber ETF #			7,877,475
453,512	iShares Core S&P Mid-Cap ETF			85,895,173
809,046	iShares Core S&P Small-Cap ETF			62,417,899
835,427	SPDR Portfolio S&P 500 Growth ETF			31,086,239
1,030,285	SPDR Portfolio S&P 500 Value ETF			31,197,030
3,207,954	Vanguard FTSE Developed Markets ETF			131,109,080
391,790	Vanguard Global ex-U.S. Real Estate ETF			23,338,930
1,552,042	Vanguard FTSE Emerging Markets ETF			65,961,785
86,244	Vanguard Energy ETF			7,708,489
63,885	Vanguard Materials ETF			7,863,605
599,604	Vanguard S&P 500 ETF			155,621,222
177,794	Vanguard Real Estate ETF			15,452,077
91,666	WisdomTree Emerging Markets SmallCap Dividend Fund			4,318,385
				660,861,966
	TOTAL EXCHANGE TRADED FUNDS (Cost - $707,490,531)			761,356,708

	SHORT-TERM INVESTMENTS - 14.4%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 2.7%
23,649,741	STIT - Government & Agency Portfolio, Institutional Class - 2.34% (a) (b)			23,649,741

	MONEY MARKET FUNDS - 9.9%
30,000,000	BlackRock Liquidity Funds FedFund Portfolio, Institutional Class 2.36% (b)			30,000,000
30,000,000	Federated Prime Cash Obligations Fund, Institutional Class 2.33% (b)			30,000,000
25,005,600	STIT - Government & Agency Portfolio, Institutional Class - 2.34% (b)			25,005,600
				85,005,600

Principal		Interest Rate (d)	Maturity
	U.S. TREASURY BILL - 1.8%
$16,000,000	United States Treasury Bill (c)	0.00%	6/20/2019	15,916,124

	TOTAL SHORT-TERM INVESTMENTS (Cost - $124,570,008)			124,571,465

	TOTAL INVESTMENTS - 102.6% (Cost - $832,060,539)			$885,928,173
	OTHER ASSETS AND LIABILITIES - NET - (2.6)%			(22,854,154)
	TOTAL NET ASSETS - 100.0%			$863,074,019

TOPS® Managed Risk Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2019 (Unaudited)

ETF - Exchange Traded Fund
+ Security, or a portion of the security, is out on loan at March 31, 2019. Total loaned securities had a value of $23,179,601 at March 31, 2019.
# Affiliated company - the Fund holds in excess of 5% of the outstanding voting securities of this company.
(a) Security purchased with cash received as collateral for securities on loan at March 31, 2019. Non-cash collateral amounted to $23,649,741.
(b) Variable rate security, the money market rate shown represents the rate at March 31, 2019.
(c) All or a portion of this security may be held as collateral for futures contracts.
(d) Interest rate shown is the discounted rate at time of purchase for U.S. Treasury Bills.

FUTURES CONTRACTS
				Unrealized
Long Contracts	Description and Termination	Counterparty	Notional Value	Appreciation
411	5 Year US Treasury Note June 2019	Bank of America Merrill Lynch	$47,605,359	$147,445
102	MSCI EAFE Index Mini June 2019	Bank of America Merrill Lynch	9,518,640	161,870
119	MSCI Emerging Market June 2019	Bank of America Merrill Lynch	6,291,530	85,850
57	Russell 2000 Index E-Mini June 2019	Bank of America Merrill Lynch	4,399,830	38,460
103	S&P 500 Index E-Mini June 2019	Bank of America Merrill Lynch	14,614,670	440,130
36	S&P Midcap 400 Index E-Mini June 2019	Bank of America Merrill Lynch	6,843,600	127,410
	NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS			$1,001,165

TOPS® Managed Risk Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2019 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 88.2%
	DEBT FUNDS - 29.6%
333,541	iShares iBoxx $ Investment Grade Corporate Bond ETF	$39,711,392
461,099	iShares iBoxx High Yield Corporate Bond ETF +	39,871,231
2,335,439	SPDR Portfolio Short Term Corporate Bond ETF	71,347,661
468,931	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	15,643,538
123,186	Vanguard Intermediate-Term Treasury ETF	7,943,033
303,458	Vanguard Mortgage-Backed Securities ETF	15,889,061
977,643	Vanguard Short-Term Inflation-Protected Securities ETF	47,591,661
262,739	Vanguard Short-Term Treasury ETF	15,874,690
142,553	Vanguard Total International Bond ETF	7,950,181
		261,822,448
	EQUITY FUNDS - 58.6%
728,972	FlexShares Global Upstream Natural Resources Index Fund	23,873,833
294,639	Invesco MSCI Global Timber ETF #	8,084,894
338,522	iShares Core S&P Mid-Cap ETF	64,116,067
622,652	iShares Core S&P Small-Cap ETF	48,037,602
428,695	SPDR Portfolio S&P 500 Growth ETF	15,951,741
793,058	SPDR Portfolio S&P 500 Value ETF	24,013,796
88,514	Vanguard Energy ETF +	7,911,381
2,130,731	Vanguard FTSE Developed Markets ETF	87,082,976
1,320,471	Vanguard FTSE Emerging Markets ETF	56,120,018
402,117	Vanguard Global ex-U.S. Real Estate ETF	23,954,110
65,569	Vanguard Materials ETF	8,070,888
182,475	Vanguard Real Estate ETF	15,858,902
523,092	Vanguard S&P 500 ETF	135,763,298
		518,839,506
	TOTAL EXCHANGE TRADED FUNDS (Cost - $741,203,583)	780,661,954

	SHORT-TERM INVESTMENTS - 14.3%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 2.6%
22,630,400	STIT - Government & Agency Portfolio, Institutional Class - 2.34% (a) (b)	22,630,400

	MONEY MARKET FUNDS - 10.6%
35,000,000	BlackRock Liquidity Funds FedFund Portfolio, Institutional Class 2.36% (b)	35,000,000
35,000,000	Federated Prime Cash Obligations Fund, Institutional Class 2.33% (b)	35,000,000
23,550,649	STIT - Government & Agency Portfolio, Institutional Class - 2.34% (b)	23,550,649
		93,550,649

TOPS® Managed Risk Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2019 (Unaudited)

Principal		Interest Rate (d)	Maturity	Value
	SHORT-TERM INVESTMENTS - 14.3% (Continued)
	U.S. TREASURY BILL - 1.1%
$10,000,000	United States Treasury Bill (c)	0.00%	6/20/2019	$9,947,578

	TOTAL SHORT-TERM INVESTMENTS (Cost - $126,127,716)			126,128,627

	TOTAL INVESTMENTS - 102.5% (Cost - $867,331,299)			$906,790,581
	OTHER ASSETS AND LIABILITIES - NET - (2.5)%			(21,808,801)
	TOTAL NET ASSETS - 100.0%			$884,981,780

ETF - Exchange Traded Fund
+ Security, or a portion of the security, is out on loan at March 31, 2019. Total loaned securities had a value of $22,180,517 at March 31, 2019.
# Affiliated company - the Fund holds in excess of 5% of the outstanding voting securities of this company.
(a) Security purchased with cash received as collateral for securities on loan at March 31, 2019. Non-cash collateral amounted to $22,630,400.
(b) Variable rate security, the money market rate shown represents the rate at March 31, 2019.
(c) All or a portion of this secuirty held as collateral for futures contracts.
(d) Interest rate shown is the discounted rate at time of purchase for U.S. Treasury Bills.

FUTURES CONTRACTS
Long Contracts	Description and Termination	Counterparty	Notional Value	Unrealized Appreciation
312	5 Year US Treasury Note June 2019	Bank of America Merrill Lynch	$36,138,375	$333,938
127	MSCI EAFE Index Mini June 2019	Bank of America Merrill Lynch	11,851,640	232,075
171	MSCI Emerging Market June 2019	Bank of America Merrill Lynch	9,040,770	188,420
81	Russell 2000 Index E-Mini June 2019	Bank of America Merrill Lynch	6,252,390	57,660
154	S&P 500 Index E-Mini June 2019	Bank of America Merrill Lynch	21,851,060	649,350
49	S&P Midcap 400 Index E-Mini June 2019	Bank of America Merrill Lynch	9,314,900	164,600
	NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS			$1,626,043

TOPS® Managed Risk Flex ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2019 (Unaudited)
Shares				Value
	EXCHANGE TRADED FUNDS - 88.3%
	DEBT FUNDS - 38.6%
57,418	iShares iBoxx $ High Yield Corporate Bond ETF +			$4,964,934
72,717	iShares iBoxx $ Investment Grade Corporate Bond			8,657,686
121,046	SPDR Bloomberg Barclays Investment Grade Floating			3,716,112
242,947	SPDR Portfolio Short Term Corporate Bond ETF			7,422,031
110,983	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF			3,702,393
38,383	Vanguard Intermediate-Term Treasury ETF			2,474,936
47,303	Vanguard Mortgage-Backed Securities ETF			2,476,785
254,248	Vanguard Short-Term Inflation-Protected			12,376,793
102,341	Vanguard Short-Term Treasury ETF			6,183,443
22,222	Vanguard Total International Bond ETF			1,239,321
				53,214,434
	EQUITY FUNDS - 49.7%
75,966	FlexShares Global Upstream Natural Resources			2,487,887
45,467	Invesco MSCI Global Timber ETF			1,247,615
32,796	iShares Core S&P Mid-Cap ETF			6,211,562
80,284	iShares Core S&P Small-Cap ETF			6,193,911
67,053	SPDR Portfolio S&P 500 Growth ETF			2,495,042
205,773	SPDR Portfolio S&P 500 Value ETF			6,230,806
13,843	Vanguard Energy ETF +			1,237,287
272,059	Vanguard FTSE Developed Markets ETF			11,119,051
176,844	Vanguard FTSE Emerging Markets ETF			7,515,870
62,562	Vanguard Global ex-U.S. Real Estate ETF			3,726,818
10,152	Vanguard Materials ETF			1,249,610
42,705	Vanguard Real Estate ETF			3,711,492
57,589	Vanguard S&P 500 ETF			14,946,649
				68,373,600
	TOTAL EXCHANGE TRADED FUNDS (Cost - $117,645,678)			121,588,034

	SHORT-TERM INVESTMENTS - 15.3%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 3.7%
5,051,233	STIT - Government & Agency Portfolio, Institutional Class - 2.34% (a) (b)			5,051,233

	MONEY MARKET FUND - 10.9%
15,062,220	STIT - Government & Agency Portfolio, Institutional Class - 2.34% (b)			15,062,220

Principal		Interest Rate (d)	Maturity
	U.S. TREASURY BILL - 0.7%
$1,000,000	United States Treasury Bill (c)	0.00%	6/20/2019	994,758

	TOTAL SHORT-TERM INVESTMENTS (Cost - $21,108,120)			21,108,211

	TOTAL INVESTMENTS - 103.6% (Cost - $138,753,798)			$142,696,245
	OTHER ASSETS AND LIABILITIES - NET - (3.6)%			(4,932,258)
	TOTAL NET ASSETS - 100.0%			$137,763,987

TOPS® Managed Risk Flex ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2019 (Unaudited)

ETF - Exchange Traded Fund
+ Security, or a portion of the security, is out on loan at March 31, 2019. Total loaned securities had a value of $4,951,407 at March 31, 2019.
(a) Security purchased with cash received as collateral for securities on loan at March 31, 2019. Non-cash collateral amounted to $5,051,233.
(b) Variable rate security, the money market rate shown represents the rate at March 31, 2019.
(c) All or a portion of this security may be held as collateral for futures contracts.
(d) Interest rate shown is the discounted rate at time of purchase for U.S. Treasury Bills.

FUTURES CONTRACTS
				Unrealized
Long Contracts	Description and Termination	Counterparty	Notional Value	Appreciation
61	5 Year US Treasury Note June 2019	Bank of America Merrill Lynch	$7,065,516	$66,719
16	MSCI EAFE Index Mini June 2019	Bank of America Merrill Lynch	1,493,120	29,280
23	MSCI Emerging Market June 2019	Bank of America Merrill Lynch	1,216,010	24,640
10	Russell 2000 Index E-Mini June 2019	Bank of America Merrill Lynch	771,900	7,125
21	S&P 500 Index E-Mini June 2019	Bank of America Merrill Lynch	2,979,690	88,640
5	S&P Midcap 400 Index E-Mini June 2019	Bank of America Merrill Lynch	950,500	16,540
	NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS			$232,944

TOPS® ETF Portfolios

NOTES TO FINANCIAL STATEMENTS

March 31, 2019 (Unaudited)

The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Futures and options on futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

Valuation of Fund of Funds - The Portfolios may invest in portfolios of open-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board of directors of the open-end funds.

A Portfolio may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”).  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or Sub-Advisor.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or Sub-Advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or Sub-Advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the Advisor or Sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor or Sub-Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the Advisor or Sub-Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities;

(ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2019 for each Portfolio’s investments measured at fair value:

Aggressive Growth ETF Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 17,297,980	$ -	$ -	$ 17,297,980
Short-Term Investment	361,786	-	-	361,786
Total	$ 17,659,766	$ -	$ -	$ 17,659,766

Balanced ETF Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 19,404,087	$ -	$ -	$ 19,404,087
Short-Term Investment	445,373	-	-	445,373
Total	$ 19,849,460	$ -	$ -	$ 19,849,460

Conservative ETF Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$11,301,610	$-	$-	$11,301,610
Short-Term Investment	229,168	-	-	229,168
Total	$11,530,778	$-	$-	$11,530,778

Growth ETF Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$27,969,262	$-	$-	$27,969,262
Short-Term Investment	703,636	-	-	703,636
Total	$28,672,898	$-	$-	$28,672,898

Moderate Growth ETF Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$29,248,550	$-	$-	$29,248,550
Short-Term Investment	715,415	-	-	715,415
Total	$29,963,965	$-	$-	$29,963,965

Managed Risk Balanced ETF Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$465,098,576	$-	$-	$465,098,576
Short-Term Investment	58,539,510	2,984,273	-	61,523,783
Total	$523,638,086	$2,984,273	$-	$526,622,359

Assets	Level 1	Level 2	Level 3	Total
Long Futures Contracts **	$893,264	$-	$-	$893,264

Managed Risk Growth ETF Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$761,356,708	$-	$-	$761,356,708
Short-Term Investment	108,655,341	15,916,124	-	124,571,465
Total	$870,012,049	$15,916,124	$-	$885,928,173

Assets	Level 1	Level 2	Level 3	Total
Long Futures Contracts **	$1,001,165	$-	$-	$1,001,165

Managed Risk Moderate Growth ETF Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$780,661,954	$-	$-	$780,661,954
Short-Term Investment	116,181,049	9,947,578	-	126,128,627
Total	$896,843,003	$9,947,578	$-	$906,790,581

Assets	Level 1	Level 2	Level 3	Total
Long Futures Contracts **	$1,626,043	$-	$-	$1,626,043

Managed Risk Flex ETF Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$121,588,034	$-	$-	$121,588,034
Short-Term Investment	20,113,453	994,758	-	21,108,211
Total	$141,701,487	$994,758	$-	$142,696,245

Assets	Level 1	Level 2	Level 3	Total
Long Futures Contracts **	$232,944	$-	$-	$232,944

The Portfolios did not hold any Level 3 securities during the period.

*Refer to the Portfolio of Investments for security classifications.

**Cumulative appreciation (depreciation) of futures contracts is reportable in the above table.

Futures Contracts – The Managed Risk Balanced ETF Portfolio, Managed Risk Growth ETF Portfolio, Managed Risk Moderate Growth ETF Portfolio and Managed Risk Flex ETF Portfolio are subject to equity price risk in the normal course of pursuing their investment objectives. The Portfolios may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio’s basis in the contract. If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Portfolio segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

For the period ended March 31, 2019, the Portfolios had the following realized loss from futures contracts.

Portfolio	Net Realized Loss
Managed Risk Balanced ETF Portfolio	$(693,743)
Managed Risk Growth ETF Portfolio	(7,385,378)
Managed Risk Moderate Growth ETF Portfolio	(3,311,585)
Managed Risk Flex ETF Portfolio	(410,767)

For the period ended March 31, 2019, the Portfolios had the following change in unrealized depreciation from futures contracts.

Portfolio	Net Change in Unrealized Depreciation
Managed Risk Balanced ETF Portfolio	$(1,489,485)
Managed Risk Growth ETF Portfolio	(13,860,016)
Managed Risk Moderate Growth ETF Portfolio	(6,304,688)
Managed Risk Flex ETF Portfolio	(711,408)

The notional value of the futures contracts disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period ended March 31, 2019 is a reflection of the volume of derivative activity for the respective Portfolio.

Security Loans - The Balanced ETF Portfolio, Conservative ETF Portfolio, Growth ETF Portfolio, Moderate Growth ETF Portfolio and Managed Risk Portfolios have entered into a securities lending arrangement with The Bank of New York Mellon (the “Borrower”). Under the terms of the agreement, the Portfolios are authorized to loan securities to the Borrower. In exchange, the Portfolios receive cash collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short-term instruments as noted in the Portfolios’ Schedules of Investments. Although risk is mitigated by the collateral, the Portfolios could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Portfolio. Each Portfolio has the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender's agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, each Portfolio is indemnified for such losses by the security lending agreement. Should the borrower of the securities fail financially, the Portfolios have the right to repurchase the securities using the collateral in the open market.

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at March 31, 2019, were as follows:

	Tax Cost	Gross Unrealized Apprecation	Gross Unrealized Depreciation	Net Unrealized Apprecation
TOPS Aggressive Growth ETF	$17,028,441	$713,722	$(82,397)	$631,325
TOPS Balanced ETF	19,624,036	402,946	(177,522)	225,424
TOPS Conservative ETF	11,406,371	184,884	(63,477)	121,407
TOPS Growth ETF	27,903,676	964,682	(195,460)	769,222
TOPS Moderate Growth ETF	29,336,177	834,290	(206,502)	627,788
TOPS Managed Risk Balanced ETF	514,900,936	19,925,218	(7,310,531)	12,614,687
TOPS Managed Risk Growth ETF	837,325,865	59,668,924	(10,065,451)	49,603,473
TOPS Managed Risk Moderate Growth ETF	874,518,215	54,327,522	(20,429,113)	33,898,409
TOPS Managed Risk Flex ETF	139,446,835	4,934,160	(1,451,806)	3,482,354